Consolidated Statement of Financial Position - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current:
Intangible assets	€ 8,506	€ 8,384
Goodwill	2,520	2,518
Property, plant and equipment	4,205	3,888
Non-current derivative assets	3	2
Deferred tax assets	27	37
Total non-current assets	321	396
Total non-current assets	15,582	15,225
Current:
Current derivative assets	12	13
Current tax assets	18	21
Inventories	723	693
Amounts receivable from related parties	106	107
Trade accounts receivable	1,669	1,655
Other current assets	259	193
Cash and cash equivalents	316	309
Total current assets	3,103	2,991
Total assets	18,685	18,216
Non-current:
Borrowings, less current portion	5,622	5,127
Employee benefit liabilities	221	142
Non-current provisions	54	119
Non-current derivative liabilities	13	51
Deferred tax liabilities	2,203	2,157
Current tax liabilities, non-current	254	219
Other non-current liabilities	47	45
Total non-current liabilities	8,414	7,860
Current:
Current portion of borrowings	799	491
Current portion of employee benefit liabilities	17	19
Current provisions	142	133
Current derivative liabilities	28	20
Current tax liabilities	95	110
Amounts payable to related parties	249	191
Trade and other payables	2,785	2,828
Total current liabilities	4,115	3,792
Total liabilities	12,529	11,652
EQUITY
Share capital	5	5
Share premium	178	152
Merger reserves	287	287
Other reserves	(449)	(552)
Retained earnings	6,135	6,672
Total equity	6,156	6,564
Total equity and liabilities	€ 18,685	€ 18,216